Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 105,625,883	$ 106,604,503
Less: allowance for credit losses	(1,288,212)	(1,244,662)	$ (3,219,772)
Accounts receivable, net	$ 104,337,671	$ 105,359,841